Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (9,149,309)	$ 1,419,645
Changes in operating assets and liabilities:
Prepaid expenses	54,199	(148,977)
Accounts payable	1,365	5,000
Net cash used in operating activities	(616,225)	(245,662)
Cash flows from investing activities
Net cash used in investing activities		(100,000,000)
Cash flows from financing activities
Payment of deferred offering costs		(329,713)
Net cash provided by (used in) financing activities	(95,136)	101,340,423
Net decrease in cash and cash equivalents		1,094,761
Humacyte, Inc.
Cash flows from operating activities
Net loss	(37,499,000)		$ (32,552,000)	$ (66,524,000)	$ (85,422,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,106,000		3,162,000	6,291,000	4,689,000
Stock-based compensation expense	5,458,000		2,296,000	4,694,000	4,457,000
Loss on disposal of property and equipment			149,000	177,000	69,000
Amortization expense	1,030,000		1,030,000	2,060,000	2,060,000
Non-cash operating lease costs	21,000		44,000	81,000	62,000
Amortization of SVB debt discount	313,000
Accrued interest on PPP loan obligation	11,000		7,000	22,000
Gain on PPP loan forgiveness	(3,284,000)
Changes in operating assets and liabilities:
Accounts receivable	(576,000)		407,000	488,000	(185,000)
Prepaid expenses	(75,000)		(678,000)	(767,000)	216,000
Other assets					112,000
Accounts payable	769,000		(911,000)	(889,000)	2,434,000
Accrued expenses	1,524,000		(482,000)	(1,408,000)	372,000
Operating lease obligation	(21,000)		(54,000)	(82,000)	(62,000)
Deferred payroll taxes				289,000
Deferred revenue					(589,000)
Net cash used in operating activities	(29,223,000)		(27,582,000)	(55,568,000)	(71,787,000)
Cash flows from investing activities
Purchase of property and equipment	(92,000)		(289,000)	(318,000)	(8,125,000)
Proceeds from sale of property and equipment			50,000	50,000
Net cash used in investing activities	(92,000)		(239,000)	(268,000)	(8,125,000)
Cash flows from financing activities
Proceeds from the exercise of stock options	236,000		223,000	301,000	1,218,000
Proceeds from PPP loan			3,251,000	3,251,000
Proceeds from SVB loan	19,944,000
Payment of SVB loan issuance cost	(285,000)
Payment of deferred offering costs	(706,000)
Payment of finance lease principal	(834,000)		(722,000)	(1,500,000)	(1,292,000)
Net cash provided by (used in) financing activities	18,355,000		2,752,000	2,052,000	(74,000)
Net decrease in cash and cash equivalents	(10,960,000)		(25,069,000)	(53,784,000)	(79,986,000)
Cash and cash equivalents at the beginning of the period	39,929,000	68,644,000	93,713,000	93,713,000	173,699,000
Cash and cash equivalents at the end of the period	28,969,000	$ 39,929,000	68,644,000	39,929,000	93,713,000
Supplemental disclosure
Cash paid for interest on SVB loan	258,000
Supplemental disclosure of noncash activities:
Operating lease right-of-use assets obtained in exchange for lease obligations			$ 36,000	36,000	36,000
Accrued property and equipment				$ 4,000	$ 113,000
Issuance of warrants in conjunction with debt	2,360,000
Unpaid deferred offering costs	$ 2,536,000